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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                 ------------------------------

Check here if Amendment              [ ]      Amendment Number:
This Amendment (Check only one.):    [ ]      is a restatement   --------
                                     [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------------
           New York, NY 10019
           --------------------------------------

Form 13F File Number:      28-06341
                              ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------
Phone:     212-457-8010
           -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                   New York, NY             May 14, 2004
----------------------------      ------------------      ---------------------
      (Signature)                   (City, State)                (Date)

Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          -------------
Form 13F Information Table Entry Total:      25
                                          -------------
Form 13F Information Table Value Total:   683,392      (thousands)
                                          -------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----

    1            28-06339                          SAB Capital Management, LLC



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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS
 ENTMT INC            COM         350865101      4,264      190,600    SH             DEFINED         1       190,600   0       0
ALTRIA
 GROUP INC            COM         02209S103     97,030    1,782,000    SH             DEFINED         1     1,782,000   0       0
ANNALY MTG
 MGMT INC             COM         035710409      7,948      406,535    SH             DEFINED         1       406,535   0       0
ANTHEM INC            COM         03674B104     30,092      332,000    SH             DEFINED         1       332,000   0       0
ASPEN
 INSURANCE
 HOLDINGS LTD         SHS         G05384105      1,674       65,000    SH             DEFINED         1        65,000   0       0
BANCO
 LATINOAMERICANO
 DE EXP               CL E        P16994132      6,217      341,600    SH             DEFINED         1       341,600   0       0
BANTA CORP            COM         066821109     12,730      275,000    SH             DEFINED         1       275,000   0       0
BEAR STEARNS
 COS INC              COM         073902108     25,909      295,500    SH             DEFINED         1       295,500   0       0
BLOCKBUSTER INC       CL A        093679108     12,297      702,700    SH             DEFINED         1       702,700   0       0
CEMEX S A       SPON ADR 5 ORD    151290889     31,460    1,055,000    SH             DEFINED         1     1,055,000   0       0
DARLING INTL
 INC                  COM         237266101     10,530    3,097,123    SH             DEFINED         1     3,097,123   0       0
EDISON INTL           COM         281020107     62,012    2,553,000    SH             DEFINED         1     2,553,000   0       0
GENESIS
 HEALTHCARE
 CORP                 COM         37184D101     11,493      472,000    SH             DEFINED         1       472,000   0       0
HEALTH NET
 INC                  COM         42222G108     18,947      760,000    SH             DEFINED         1       760,000   0       0
HELEN OF
 TROY CORP
 LTD                  COM         G4388N106     45,008    1,451,400    SH             DEFINED         1     1,451,400   0       0
HIGHLAND
 HOSPITALITY
 CORP                 COM         430141101     18,123    1,546,300    SH             DEFINED         1     1,546,300   0       0
LUMINENT MTG
 CAP INC              COM         550278303     10,613      750,000    SH             DEFINED         1       750,000   0       0
MI DEVS INC      CL A SUB VTG     55304X104     38,254    1,366,200    SH             DEFINED         1     1,366,200   0       0
MOVIE GALLERY
 INC                  COM         624581104     37,127    1,895,200    SH             DEFINED         1     1,895,200   0       0
PG&E CORP             COM         69331C108     68,514    2,365,000    SH             DEFINED         1     2,365,000   0       0
PLATINUM
 UNDERWRITERS
 HLDGS L              COM         G7127P100        481       15,000    SH             DEFINED         1        15,000   0       0
PXRE GROUP LTD        COM         G73018106     20,181      722,300    SH             DEFINED         1       722,300   0       0
ROYAL GROUP
 TECHNOLOGIES
 LTD               SUB VTG SH     779915107     13,059    1,189,400    SH             DEFINED         1     1,189,400   0       0
SPX CORP              COM         784635104     13,098      288,000    SH             DEFINED         1       288,000   0       0
TV AZTECA
 S A DE C V       SPONSORED ADR   901145102     86,331    9,164,700    SH             DEFINED         1     9,164,700   0       0
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